Supplemental Financial Information	3 Months Ended
Mar. 31, 2026
Supplemental Financial Information [Abstract]
Supplemental financial information

28 Supplemental financial information

The Group’s income and cash flow are generated by its subsidiaries. As a result, funds necessary to meet the Group’s debt service obligations, including its obligations as the issuer under its existing senior unsecured notes, are provided in large part by distributions or advances from its subsidiaries. Under certain circumstances, contractual and legal restrictions, as well as the Group’s financial condition and operating requirements and those of certain subsidiaries, could limit the Group’s ability to obtain cash for the purpose of meeting its debt service obligations, including the payment of principal and interest on its Senior Unsecured Notes.

In compliance with the reporting covenant under the indentures governing the Senior Unsecured Notes, the financial information set forth below is presented under the following column headings: Restricted Subsidiaries and Unrestricted Subsidiaries.

Restricted Subsidiaries consist of all of the Group’s subsidiaries, except the Unrestricted Subsidiaries. Unrestricted Subsidiaries are: JBS Wisconsin Properties and its subsidiaries (including PPC), JBS Captive Insurance and Moyer Distribution.

Consolidated statements of financial position:

	March 31, 2026
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	2,750,463	544,325	—	3,294,788
Margin cash	158,299	516	—	158,815
Trade accounts receivable	2,795,937	1,091,372	(9,918)	3,877,391
Dividends receivable	2,550	—	—	2,550
Inventories	5,626,909	1,134,405	—	6,761,314
Biological assets	1,323,065	551,373	—	1,874,438
Recoverable taxes	793,997	208,199	(6,560)	995,636
Derivative assets	122,601	22,096	—	144,697
Other current assets	310,262	204,353	(6,728)	507,887
TOTAL CURRENT ASSETS	13,884,083	3,756,639	(23,206)	17,617,516

NON-CURRENT ASSETS
Long-term investments	49,224	—	—	49,224
Recoverable taxes	2,011,523	—	—	2,011,523
Biological assets	269,536	364,011	—	633,547
Related party receivables	31,398	—	—	31,398
Deferred income taxes	509,030	30,563	—	539,593
Other non-current assets	367,563	141,682	—	509,245
	3,238,274	536,256	—	3,774,530

Investments in equity-accounted investees	3,357,849	—	(3,063,925)	293,924
Property, plant and equipment	10,425,061	3,677,782	—	14,102,843
Right of use assets	1,382,373	235,528	—	1,617,901
Intangible assets	947,278	859,652	—	1,806,930
Goodwill	4,649,601	1,317,054	—	5,966,655

TOTAL NON-CURRENT ASSETS	24,000,436	6,626,272	(3,063,925)	27,562,783

TOTAL ASSETS	37,884,519	10,382,911	(3,087,131)	45,180,299
	March 31, 2026
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
LIABILITIES AND EQUITY
CURRENT LIABILITIES
Trade accounts payable	3,639,419	1,823,816	(9,918)	5,453,317
Supply chain finance	1,156,528	—	—	1,156,528
Loans and financing	793,465	46,655	—	840,120
Income taxes	37,223	132,998	(6,560)	163,661
Other taxes payable	143,220	15,899	—	159,119
Payroll and social charges	927,210	364,340	—	1,291,550
Lease liabilities	305,262	60,121	—	365,383
Dividends payable	1,071,287	—	—	1,071,287
Provisions for legal proceedings	231,209	—	—	231,209
Derivative liabilities	116,100	10,572	—	126,672
Other current liabilities	529,353	339,077	(6,728)	861,702
TOTAL CURRENT LIABILITIES	8,950,276	2,793,478	(23,206)	11,720,548

NON-CURRENT LIABILITIES
Loans and financing	17,430,976	3,093,878	—	20,524,854
Income and other taxes payable	397,413	22,977	—	420,390
Payroll and social charges	302,944	2,338	—	305,282
Lease liabilities	1,224,175	192,596	—	1,416,771
Deferred income taxes	735,310	463,860	—	1,199,170
Provisions for legal proceedings	219,022	—	—	219,022
Related party payable	176,220	—	—	176,220
Derivative liabilities	87,353	—	—	87,353
Other non-current liabilities	42,219	7,774	—	49,993
TOTAL NON-CURRENT LIABILITIES	20,615,632	3,783,423	—	24,399,055

EQUITY
Share capital - common shares	5,187,927	1,352,356	(6,498,723)	41,560
Reserves	8,238,896	(268,262)	—	7,970,634
Undistributed results	(5,194,035)	1,979,831	3,434,798	220,594
Attributable to company shareholders	8,232,788	3,063,925	(3,063,925)	8,232,788
Attributable to non-controlling interest	85,823	742,085	—	827,908
TOTAL EQUITY	8,318,611	3,806,010	(3,063,925)	9,060,696
TOTAL LIABILITIES AND EQUITY	37,884,519	10,382,911	(3,087,131)	45,180,299
	December 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	3,921,730	643,406	—	4,565,136
Margin cash	159,048	514	—	159,562
Trade accounts receivable	3,055,286	1,188,544	(11,906)	4,231,924
Dividends receivable	1,465	—	—	1,465
Inventories	4,949,488	1,157,677	—	6,107,165
Biological assets	1,288,243	538,523	—	1,826,766
Recoverable taxes	721,761	241,507	(6,057)	957,211
Derivative assets	140,971	14,631	—	155,602
Other current assets	242,811	202,424	(11,863)	433,372
TOTAL CURRENT ASSETS	14,480,803	3,987,226	(29,826)	18,438,203

NON-CURRENT ASSETS
Long-term investments	45,780	—	—	45,780
Recoverable taxes	1,874,572	—	—	1,874,572
Biological assets	256,583	355,216	—	611,799
Related party receivables	41,231	—	—	41,231
Deferred income taxes	516,308	31,474	(768)	547,014
Other non-current assets	378,828	109,975	—	488,803
	3,113,302	496,665	(768)	3,609,199

Investments in equity-accounted investees	3,198,779	—	(3,027,167)	171,612
Property, plant and equipment	10,077,519	3,568,139	—	13,645,658
Right of use assets	1,370,826	242,821	—	1,613,647
Intangible assets	942,690	882,902	—	1,825,592
Goodwill	4,513,691	1,338,884	—	5,852,575

TOTAL NON-CURRENT ASSETS	23,216,807	6,529,411	(3,027,935)	26,718,283

TOTAL ASSETS	37,697,610	10,516,637	(3,057,761)	45,156,486
	December 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
LIABILITIES AND EQUITY
CURRENT LIABILITIES
Trade accounts payable	4,313,158	1,895,272	(1,033)	6,198,100
Supply chain finance	1,134,459	—	—	1,134,459
Loans and financing	781,928	51,157	—	833,085
Income taxes	170,093	123,994	(6,057)	288,030
Other taxes payable	119,893	33,066	—	152,959
Payroll and social charges	1,072,999	48,716	—	1,560,159
Lease liabilities	294,217	6,067	—	354,887
Dividends payable	—	—	—	—
Provisions for legal proceedings	159,217	—	—	159,217
Derivative liabilities	152,218	4,187	—	156,405
Other current liabilities	398,770	319,178	(13,439)	704,509
TOTAL CURRENT LIABILITIES	8,596,952	2,481,637	(20,529)	11,541,810

NON-CURRENT LIABILITIES
Loans and financing	17,166,293	3,091,190	—	20,257,483
Income and other taxes payable	385,147	2,258	—	407,727
Payroll and social charges	303,900	(15,835)	—	288,065
Lease liabilities	1,212,245	200,153	—	1,412,398
Deferred income taxes	695,746	474,322	(768)	1,169,300
Provisions for legal proceedings	209,358	—	—	209,358
Related party payable	190,998	—	—	190,998
Derivative liabilities	114,376	—	—	114,376
Other non-current liabilities	34,138	8,042	—	42,180
TOTAL NON-CURRENT LIABILITIES	20,312,201	3,760,130	(768)	24,091,885

EQUITY
Share capital - common shares	5,145,820	1,351,259	(6,461,965)	35,114
Reserves	6,803,802	(221,108)	—	6,582,694
Undistributed results	(3,246,042)	1,897,016	3,434,798	2,085,772
Attributable to company shareholders	8,703,580	3,027,167	(3,027,167)	8,703,580
Attributable to non-controlling interest	84,877	734,334	—	819,211
TOTAL EQUITY	8,788,457	3,761,501	(3,027,167)	9,522,791
TOTAL LIABILITIES AND EQUITY	37,697,610	10,003,268	(3,048,464)	45,156,486

Consolidated statements of income:

	March 31, 2026
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

NET REVENUE	17,112,748	4,529,588	(33,711)	21,608,625
Cost of sales	(15,402,306)	(3,915,442)	33,711	(19,284,037)
GROSS PROFIT	1,710,442	614,146	—	2,324,588

General and administrative expenses	(380,999)	(174,625)	—	(555,624)
Selling expenses	(1,031,722)	(270,824)	—	(1,302,546)
Other income	38,656	3,028	—	41,684
Other expenses	(18,221)	(5,393)	—	(23,614)
NET OPERATING EXPENSES	(1,392,286)	(447,814)	—	(1,840,100)

OPERATING PROFIT	318,156	166,332	—	484,488

Finance income	154,508	17,668	—	172,176
Finance expense	(433,433)	(52,953)	—	(486,386)
NET FINANCE EXPENSE	(278,925)	(35,285)	—	(314,210)

Share of profit of equity-accounted investees, net of tax	138,415	—	—	138,415

PROFIT (LOSS) BEFORE TAXES	177,646	131,047	—	308,693

Current income taxes	1,236	(35,006)	—	(33,770)
Deferred income taxes	(38,263)	4,930	—	(33,333)
TOTAL INCOME TAXES	(37,027)	(30,076)	—	(67,103)
NET INCOME	140,619	100,971	—	241,590

ATTRIBUTABLE TO:
Company shareholders	137,779	82,815	—	220,594
Non-controlling interest	2,840	18,156	—	20,996
	140,619	100,971	—	241,590
	March 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

NET REVENUE	15,110,175	4,460,319	(43,974)	19,526,520
Cost of sales	(13,275,176)	(3,670,767)	43,974	(16,901,969)
GROSS PROFIT	1,834,999	789,552	—	2,624,551

General and administrative expenses	(422,019)	(134,408)	—	(556,427)
Selling expenses	(954,250)	(233,347)	—	(1,187,597)
Other income	27,546	2,799	—	30,345
Other expenses	(9,795)	18,162	—	(27,957)
NET OPERATING EXPENSES	(1,358,518)	(383,118)	—	(1,741,636)

OPERATING PROFIT	476,481	406,434	—	882,915

Finance income	201,774	33,886	—	235,660
Finance expense	(375,411)	(51,795)	—	(427,206)
NET FINANCE EXPENSE	(173,637)	(17,909)	—	(191,546)

Share of profit of equity-accounted investees, net of tax	2,735	—	—	2,735

PROFIT BEFORE TAXES	305,579	388,525	—	694,104

Current income taxes	(119,954)	(104,837)	—	(224,791)
Deferred income taxes	75,593	11,428	—	87,021
TOTAL INCOME TAXES	(44,361)	(93,409)	—	(137,770)
NET INCOME	261,218	295,116	—	556,334

ATTRIBUTABLE TO:
Company shareholders	257,576	242,648	—	500,224
Non-controlling interest	3,642	52,468	—	56,110
	261,218	295,116	—	556,334

Consolidated statements of comprehensive income:

	March 31, 2026
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

Net income	140,619	100,971	—	241,590

Other comprehensive income
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	373,667	(63,309)	—	310,358
Gain (loss) on cash flow hedge	(441)	441	—	—
Deferred income tax on gain (loss) on cash flow hedge	309	—	—	309
Other fair value adjustments through other comprehensive income	382	—	—	382
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	(209)	(768)	—	(977)
Income tax on gain associated with pension and other postretirement benefit obligations	256	—	—	256
Total other comprehensive income (loss)	373,964	(63,636)	—	310,328

Comprehensive Income	514,583	37,335	—	551,918
Comprehensive Income on subsidiaries	37,335	—	(37,335)	—
	551,918	37,335	(37,335)	551,918

Total comprehensive income attributable to:
Company shareholders	549,190	30,667	(37,335)	542,522
Non-controlling interest	2,728	6,668	—	9,396
	551,918	37,335	(37,335)	551,918
	March 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

Net income	261,218	295,116	—	556,334

Other comprehensive income
Items that are or may be subsequently reclassified to statement of income:
Gain on foreign currency translation adjustments	492,495	85,184	—	577,679
Gain (loss) on cash flow hedge	(1,246)	1,622	—	376
Deferred income tax on gain (loss) on cash flow hedge	(94)	—	—	(94)
Other fair value adjustments through other comprehensive income	(25)	—	—	(25)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	76	(570)	—	(494)
Income tax on gain associated with pension and other postretirement benefit obligations	(16)	—	—	(16)
Total other comprehensive income	491,190	86,236	—	577,426

Comprehensive Income	752,408	381,352	—	1,133,760
Comprehensive Income on subsidiaries	381,352	—	(381,352)	—
	1,133,760	381,352	(381,352)	1,133,760

Total comprehensive income attributable to:
Company shareholders	1,268,725	313,541	(381,352)	1,200,914
Non-controlling interest	(134,965)	67,811	—	(67,154)
	1,133,760	381,352	(381,352)	1,133,760